Shareholder Report, Holdings (Details) - C000032336	Dec. 31, 2025
Standard Chartered U.S. Treasury RepoFR_935MKJ009_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fixed Income Clearing Corp. U.S. Treasury RepoFR_990ABKBQ5_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Citigroup Global Markets, Inc. U.S. Treasury RepoFR_985TJA004_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.70%
BNP Paribas Securities Corp. U.S. Treasury RepoFR_927NEF002_3.830000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.70%
U.S. Treasury Floating Rate NotesFR_91282CLA7_3.784149_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Merrill Lynch, Pierce, Fenner & Smith, Inc. U.S. Treasury RepoFR_99VDMN006_3.820000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.90%
U.S. Treasury BillsFR_912797RH2_7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
U.S. Treasury BillsFR_912797PM3_2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
U.S. Treasury BillsFR_912797RA7_6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
U.S. Treasury BillsFR_912797RA7_4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AssetU.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	61.40%
AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	20.90%
AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.50%